Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
FVOCI Securities	$ 78,493	$ 74,476	$ 64,515
Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	76,188		63,313
Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,324		1,263
Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	19		61
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	78,493		64,515
Canadian federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	27,329		11,876
Canadian federal government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	253		72
Canadian federal government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities			4
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	27,582		11,944
Canadian Provincial And Municipal Governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,585		5,907
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	140		106
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities			1
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,725		6,012
US federal Government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	17,646		15,363
US federal Government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,039		617
US federal Government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6		5
US federal Government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	18,679		15,975
US State Municipal And Agencies Debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,196		4,091
US State Municipal And Agencies Debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	169		74
US State Municipal And Agencies Debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2		4
US State Municipal And Agencies Debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,363		4,161
Other governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,949		7,179
Other governments [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	205		158
Other governments [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4		2
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,150		7,335
National Housing Act ("NHA") mortgage-backed securities ("MBS") [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,614		1,953
National Housing Act ("NHA") mortgage-backed securities ("MBS") [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	51		18
National Housing Act ("NHA") mortgage-backed securities ("MBS") [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2		1
National Housing Act ("NHA") mortgage-backed securities ("MBS") [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,663		1,970
U.S. agency MBS and collateralized mortgage obligations ("CMO") [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	9,543		11,966
U.S. agency MBS and collateralized mortgage obligations ("CMO") [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	336		106
U.S. agency MBS and collateralized mortgage obligations ("CMO") [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4		42
U.S. agency MBS and collateralized mortgage obligations ("CMO") [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	9,875		12,030
Corporate debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,241		4,899
Corporate debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	129		110
Corporate debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1		2
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,369		5,007
Corporate equity [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	85		79
Corporate equity [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2		2
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 87		$ 81